Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill

The following is a summary of goodwill by reportable segment as of and for the year ended December 31, 2025:

	Banzai Operating Co.	Vidello	OpenReel	Consolidated
Goodwill – December 31, 2024	$2,171,526	$—	$16,800,949	$18,972,475
Additions to goodwill (Note 4)	—	3,019,246	—	3,019,246
Goodwill – December 31, 2025	$2,171,526	$3,019,246	$16,800,949	$21,991,721

Schedule of Identifiable Intangible Assets Subject to Amortization

Intangible assets subject to amortization consist of the following:

	Estimated Useful Life (years):	December 31, 2025
Customer relationships	6 - 7	$1,139,710
Trade name	10 - 15	1,637,100
Technology	6 - 8	6,425,010
Intangible assets, gross		9,201,820
Less: Accumulated amortization		(1,174,429)
Intangible assets, net		$8,027,391

Schedule of Expected Amortization Expense

Total amortization expense related to intangible assets was $1,146,066 for the year ended December 31, 2025. Expected amortization expense is as follows:

2026	$1,214,920
2027	1,214,920
2028	1,214,920
2029	1,214,920
2030	1,205,547
Thereafter	1,962,162
Total	$8,027,391